Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued bonus	$ 767,093	$ 349,000
Professional fees	282,454	123,756
Accrued vacation	21,194	25,945
Other	225,023	7,910
Accrued expenses and other current liabilities	$ 1,295,764	$ 506,611